Subsequent events (Details Narrative)	Jun. 30, 2025 CNY (¥) ¥ / shares
Subsequent Events [Abstract]
Share capital authorized | ¥	¥ 6,000,000,000
Capital reduction par value | ¥ / shares	¥ 0.0000001